MINERAL PROPERTIES - Disclosure of detailed information about the mineral property maintenance and exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 28,679	$ 32,533	$ 31,295
Additions	1,425	1,831	1,551
Proceeds from water rights sale	1,868	5,685	313
Exploration and evaluation assets, end of period	28,236	28,679	32,533
Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	942	829	1,035
Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	7	99	121
Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	66	386	138
Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	5	0
Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	167	189	202
Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	68	193
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			55
Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	172	130
MacArthur, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	18,504	18,218	17,888
Additions	324	286	330
Proceeds from water rights sale	0	0	0
Exploration and evaluation assets, end of period	18,828	18,504	18,218
MacArthur, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	159	159	150
MacArthur, Nevada [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	4	17	66
MacArthur, Nevada [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	113
MacArthur, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	0	0
MacArthur, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
MacArthur, Nevada [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
MacArthur, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			1
MacArthur, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
MacArthur, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	158	110
Yerington Pit, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	5,187	10,578	10,572
Additions	250	294	319
Proceeds from water rights sale	(1,868)	(5,685)	(313)
Exploration and evaluation assets, end of period	3,569	5,187	10,578
Yerington Pit, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	73	90	52
Yerington Pit, Nevada [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	45
Yerington Pit, Nevada [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	13
Yerington Pit, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Yerington Pit, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	167	189	196
Yerington Pit, Nevada [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	10	15
Yerington Pit, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			13
Yerington Pit, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Yerington Pit, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,267	1,012	320
Additions	193	255	692
Proceeds from water rights sale	0	0	0
Exploration and evaluation assets, end of period	1,460	1,267	1,012
Bear, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	193	238	692
Bear, Nevada [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	17	0
Bear, Nevada [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Bear, Nevada [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Bear, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Bear, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Bear, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,215	1,105	1,004
Additions	255	110	101
Proceeds from water rights sale	0	0	0
Exploration and evaluation assets, end of period	1,470	1,215	1,105
Wassuk, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	255	110	101
Wassuk, Nevada [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Wassuk, Nevada [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Wassuk, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Wassuk, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Wassuk, Nevada [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	2,320	1,620	1,511
Additions	202	700	109
Proceeds from water rights sale	0	0	0
Exploration and evaluation assets, end of period	2,522	2,320	1,620
Groundhog, Alaska [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	61	64	40
Groundhog, Alaska [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3	65	10
Groundhog, Alaska [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	66	368	12
Groundhog, Alaska [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	5
Groundhog, Alaska [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	6
Groundhog, Alaska [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	58	178
Groundhog, Alaska [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			41
Groundhog, Alaska [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Groundhog, Alaska [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	14	20
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	186	0	0
Additions	201	186	0
Proceeds from water rights sale	0
Exploration and evaluation assets, end of period	387	186	0
Butte Valley [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	201	168	0
Butte Valley [Member] | Geological mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Geophysical survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	18	0
Butte Valley [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Field support and overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Butte Valley [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Butte Valley [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			$ 0
Butte Valley [Member] | Technical study [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 0	$ 0